Financial Assets - Summary of Term Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Term deposits	¥ 529,488	¥ 545,678
Within one year [member]
Disclosure of financial assets [line items]
Term deposits	135,301	63,090
After one year but within five years [member]
Disclosure of financial assets [line items]
Term deposits	¥ 394,187	480,848
After five years but within ten years [member]
Disclosure of financial assets [line items]
Term deposits		¥ 1,740